Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	29
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$813,808.28

Principal:
Principal Collections	$13,280,382.10
Prepayments in Full	$5,513,811.24
Liquidation Proceeds	$108,298.60
Recoveries	$88,571.61
Sub Total	$18,991,063.55
Collections	$19,804,871.83

Purchase Amounts:
Purchase Amounts Related to Principal	$441.58
Purchase Amounts Related to Interest	$0.33
Sub Total	$441.91

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,805,313.74

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	29
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$19,805,313.74
Servicing Fee	$315,662.01	$315,662.01	$0.00	$0.00	$19,489,651.73
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,489,651.73
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$19,489,651.73
Interest - Class A-3 Notes	$193,828.91	$193,828.91	$0.00	$0.00	$19,295,822.82
Interest - Class A-4 Notes	$123,552.00	$123,552.00	$0.00	$0.00	$19,172,270.82
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,172,270.82
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$19,122,037.82
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,122,037.82
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$19,084,552.15
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,084,552.15
Regular Principal Payment	$17,164,822.74	$17,164,822.74	$0.00	$0.00	$1,919,729.41
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,919,729.41
Residual Released to Depositor	$0.00	$1,919,729.41	$0.00	$0.00	$0.00

Total		$19,805,313.74

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$17,164,822.74
Total					$17,164,822.74
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,164,822.74	$47.49	$193,828.91	$0.54	$17,358,651.65	$48.03
Class A-4 Notes	$0.00	$0.00	$123,552.00	$1.30	$123,552.00	$1.30
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$17,164,822.74	$16.31	$405,099.58	$0.38	$17,569,922.32	$16.69

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	29

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$180,305,962.95	0.4988821	$163,141,140.21	0.4513894
Class A-4 Notes	$95,040,000.00	1.0000000	$95,040,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$327,925,962.95	0.3115242	$310,761,140.21	0.2952179

Pool Information
Weighted Average APR	2.582%	2.592%
Weighted Average Remaining Term	33.83	33.07
Number of Receivables Outstanding	19,693	19,222
Pool Balance	$378,794,410.33	$359,782,440.81
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$352,029,419.24	$334,579,416.96
Pool Factor	0.3304816	0.3138945

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$25,203,023.85
Targeted Overcollateralization Amount	$49,021,300.60
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$49,021,300.60

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	29
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		51	$109,036.00
(Recoveries)		39	$88,571.61
Net Loss for Current Collection Period			$20,464.39
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0648%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2509%
Second Prior Collection Period			0.5564%
Prior Collection Period			0.0677%
Current Collection Period			0.0665%
Four Month Average (Current and Prior Three Collection Periods)			0.2354%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,029	$4,302,305.55
(Cumulative Recoveries)			$922,711.65
Cumulative Net Loss for All Collection Periods			$3,379,593.90
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2949%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,181.05
Average Net Loss for Receivables that have experienced a Realized Loss			$3,284.35

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.12%	170	$4,040,838.58
61-90 Days Delinquent	0.18%	21	$645,356.80
91-120 Days Delinquent	0.01%	1	$53,541.68
Over 120 Days Delinquent	0.09%	10	$316,715.87
Total Delinquent Receivables	1.41%	202	$5,056,452.93

Repossession Inventory:
Repossessed in the Current Collection Period		5	$154,206.81
Total Repossessed Inventory		8	$242,328.25

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1634%
Prior Collection Period			0.1574%
Current Collection Period			0.1665%
Three Month Average			0.1624%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2823%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	29

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	57	$1,503,732.64
2 Months Extended	73	$2,091,136.44
3+ Months Extended	21	$544,948.81

Total Receivables Extended	151	$4,139,817.89
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 5, 2024

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer